Pension and other post-employment benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension plan
Defined Benefit Plan Disclosure [Line Items]
2026	$ 50.7
2027	50.5
2028	50.7
2029	52.3
2030	51.5
2031-2035	252.9
OPEB
Defined Benefit Plan Disclosure [Line Items]
2026	13.4
2027	13.3
2028	13.8
2029	14.1
2030	14.5
2031-2035	$ 75.2